CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flow from operating activities:
Net loss	$ (1,518,933)	$ (956,180)	$ (1,352,709)	$ (2,892,230)	$ (7,382,077)	$ (8,901,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,822	1,822	2,429	3,042	6,390	8,212
Vested stock options and warrants	265,393	11,382	172,489	111,835	729,642	995,035
Equity instruments issued for management and consulting	142,813	655,621	726,854	448,905	1,263,259	1,406,072
Stock based registration payments	0	0	0	355,124	355,124	355,124
Conversion of accrued liabilities to capital	0	0	0	84,600	560,998	560,998
Amortization of debt discount	84,999	33,411	55,037	11,435	173,253	258,252
(Gain) Loss on valuation of equity-linked financial instruments	(213,921)	(1,025,294)	(1,145,292)	369,642	(782,304)	(996,225)
Changes in assets and liabilities:
Accounts receivable	(19,277)	15,737	15,737	(15,737)	0	(19,277)
Prepaid expense and other	(22,523)	(6,692)	(4,325)	4,173	(8,126)	(30,649)
Notes payable to shareholders	0	0	0	(4,000)	(14,957)	(14,957)
Accounts payable	40,550	314,229	411,883	316,987	1,226,021	1,266,571
Accrued expenses	53,189	182,835	297,216	(103,761)	498,707	551,896
Net cash used in operating activities:	(1,185,888)	(773,129)	(820,680)	(1,309,985)	(3,374,070)	(4,559,958)
Cash flow from investing activities:
Purchase of fixed assets	0	0	0	0	(12,258)	(12,258)
Purchase of intangibles	0	0	0	0	(142,495)	(142,495)
Net cash used in investing activities	0	0	0	0	(154,753)	(154,753)
Cash flow from financing activities:
Proceeds from long term and convertible debt	250,500	582,000	604,800	100,000	1,126,305	1,376,805
Repayment of convertible debt	0	(100,000)	(100,000)	(170,000)	(100,000)	(100,000)
Principal payments on long term debt	(10,267)	(10,677)	(14,334)	(13,581)	(286,264)	(296,531)
Restricted cash in escrow	0	103,333	103,333	60,000	0	0
Debt converted to common stock	0	0	0	174,000	174,000	174,000
Accrued interest converted to stock	22,500	0	0	87,360	87,360	109,860
Issuance of common stock	991,500	202,275	219,632	625,000	2,536,805	3,528,305
Net cash provided by (used in) financing activities	1,254,233	776,931	813,431	862,779	3,538,206	4,792,439
Net increase (decrease) in cash	68,345	3,802	(7,249)	(447,206)	9,383	77,728
Cash at beginning of period	9,383	16,632	16,632	463,838	0	0
Cash at end of period	77,728	20,434	9,383	16,632	9,383	77,728
Non cash transactions:
Conversion of debt into common stock	52,000	0				52,000
Conversion of accounts payable to convertible debt	89,300	0	457,299	0	457,299	546,599
Total non cash transactions	$ 141,300	$ 0				$ 598,599